As filed with the Securities and Exchange Commission on March 17, 2025

File No. 333-282323

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	1	[X]
(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

ONE NATIONWIDE PLAZA, MAIL CODE 1-18-102, COLUMBUS, OHIO 43215
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(614) 435-5787
(Registrant’s Area Code and Telephone Number)

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
ONE NATIONWIDE PLAZA	STRADLEY RONON STEVENS & YOUNG LLP
COLUMBUS, OHIO 43215 (NAME AND ADDRESS OF AGENT FOR SERVICE)	2000 K STREET, N.W., SUITE 700 WASHINGTON, D.C. 20006

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class A, Class R, Class R6 and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide Destination Retirement Fund, a series of the Registrant.

It is proposed that this Registration Statement will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on N-14 of Nationwide Mutual Funds is being made for the purpose of filing the executed Plan of Reorganization and an opinion and consent of counsel regarding tax matters.

Part A, the definitive combined Prospectus/Information Statement dated November 15, 2024, was filed pursuant to Rule 497(b) (SEC Accession No. 0001680359-24-000403) on November 15, 2024, and is incorporated herein by reference.

Part B, the definitive Statement of Additional Information dated November 15, 2024, was filed pursuant to Rule 497(b) (SEC Accession No. 0001680359-24-000403) on November 15, 2024, and is incorporated herein by reference.

PART C
OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A or Form N-14, as noted below, except Exhibits 4(a) and 12(a):

	(1)	Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, dated June 17, 2009 (the “Amended Declaration”), of the Registrant, Nationwide Mutual Funds (the “Trust”), a Delaware Statutory Trust, previously filed as Exhibit EX-28.a with the Trust’s registration statement on November 17, 2009, is hereby incorporated by reference.

	(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Third Amended and Restated Bylaws, dated August 28, 2020 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-28.b with the Trust’s registration statement on September 17, 2020, is hereby incorporated by reference.

	(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

	(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a) Plan of Reorganization of the Registrant, on behalf of Nationwide Destination 2025 Fund and Nationwide Destination Retirement Fund (“Plan of Reorganization”), is filed herewith as Exhibit EX-16.4.a.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference into Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement, dated May 1, 2007, between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-23.d.2 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended October 1, 2024, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on October 17, 2024, is hereby incorporated by reference.

(b)
Investment Advisory Agreement, dated August 28, 2007, between the Trust and Nationwide Fund Advisors, pertaining to the Target Destination Funds of the Trust, previously filed as Exhibit EX-23.d.2 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended January 16, 2025, previously filed as Exhibit EX-28.d.2.a with the Trust’s registration statement on January 16, 2025, is hereby incorporated by reference.

(c)
Investment Advisory Agreement, dated September 18, 2015, between the Trust and Nationwide Fund Advisors, pertaining to certain series of the Trust, previously filed as Exhibit EX-28.d.3 with the Trust’s registration statement on October 13, 2015, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended September 11, 2024, previously filed as Exhibit EX-28.d.3.a with the Trust’s registration statement on September 18, 2024, is hereby incorporated by reference.

	(d)	Subadvisory Agreements

(i)
Amended Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC, dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.3.a with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Amended Subadvisory Agreement, amended February 1, 2012, previously filed as Exhibit EX-28.d.3.a.1 with the Trust’s registration statement on February 24, 2012, is hereby incorporated by reference.

(ii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.3.h with the Trust’s registration statement on December 19, 2008, is hereby incorporated by reference.

			(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2013, previously filed as Exhibit EX-28.d.3.c.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Brown Capital Management, LLC, dated August 26, 2011, previously filed as Exhibit EX-28.d.3.j with the Trust’s registration statement on September 16, 2011, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and UBS Asset Management (Americas) LLC (formerly, UBS Global Asset Management (Americas) Inc. and UBS Asset Management (Americas) Inc.), dated July 19, 2011, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on July 1, 2011, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended October 1, 2022, previously filed as Exhibit EX-28.d.4.d.1 with the Trust’s registration statement on October 11, 2022, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Bailard, Inc., dated June 4, 2013, previously filed as Exhibit EX-28.d.3.k with the Trust’s registration statement on October 17, 2013, is hereby incorporated by reference.

	(1)	Exhibit A to the Subadvisory Agreement, amended March 31, 2014, previously filed as Exhibit EX-28.d.3.j.1 with the Trust’s registration statement on April 3, 2014, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Geneva Capital Management LLC, dated March 16, 2020, previously filed as Exhibit EX-16.6.d.ix with the Trust’s registration statement on Form N-14 on July 22, 2020, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended March 11, 2021, previously filed as Exhibit EX-28.d.4.f.1 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Amundi Asset Management US, Inc. (formerly, Amundi Smith Breeden LLC, now known as Amundi Asset Management US, Inc.), dated September 25, 2015, previously filed as Exhibit EX-28.d.4.s with the Trust’s registration statement on October 14, 2015, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended January 14, 2019, previously filed as Exhibit EX-28.d.4.l.1 with the Trust’s registration statement on February 19, 2019, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Wellington Management Company LLP, dated December 14, 2016, previously filed as Exhibit EX-28.d.4.t with the Trust’s registration statement on December 14, 2016, is hereby incorporated by reference.

	(1)	Exhibit A to the Subadvisory Agreement, amended June 1, 2022, previously filed as Exhibit EX-28.d.4.i.1 with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Wellington Management Company LLP, dated November 13, 2017, previously filed as Exhibit EX-28.d.4.o with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Loomis, Sayles & Company, L.P., dated May 5, 2017, previously filed as Exhibit EX-28.d.4.q with the Trust’s registration statement on May 5, 2017, is hereby incorporated by reference.

	(1)	Exhibit A to the Subadvisory Agreement, amended June 1, 2022, previously filed as Exhibit EX-28.d.4.k.1 with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Loomis, Sayles & Company, L.P., dated November 13, 2017, previously filed as Exhibit EX-28.d.4.q with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended December 9, 2024, previously filed as Exhibit EX-28.d.4.k.1 with the Trust’s registration statement on December 16, 2024, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and WCM Investment Management, dated November 13, 2017, previously filed as Exhibit EX-28.d.4.t with the Trust’s registration statement on November 22, 2017, is hereby incorporated by reference.

(xiii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated July 13, 2018, as amended August 5, 2019, previously filed as Exhibit EX-16.6.d.xx with the Trust’s registration statement on Form N-14 on September 27, 2019, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended March 12, 2020, previously filed as Exhibit EX-16.6.d.xx.1 with the Trust’s registration statement on Form N-14 on July 22, 2020, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and BlackRock Investment Management, LLC, dated September 13, 2018, previously filed as Exhibit EX-28.d.4.w with the Trust’s registration statement on November 2, 2018, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended January 1, 2021, previously filed as Exhibit EX-28.d.4.r.1 with the Trust’s registration statement on February 18, 2021, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Dreyfus, a division of Mellon Investments Corporation, dated September 1, 2023, previously filed as Exhibit EX-28.d.4.p with the Trust’s registration statement on February 20, 2024, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and GQG Partners LLC, effective January 7, 2021, previously filed as Exhibit EX-28.d.4.u with the Trust’s registration statement on February 18, 2021, is hereby incorporated by reference.

(xvii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC), effective January 13, 2021, previously filed as Exhibit EX-28.d.4.v with the Trust’s registration statement on February 18, 2021, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, effective July 18, 2022, previously filed as Exhibit EX-28.d.4.u.1 with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(xviii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Newton Investment Management North America, LLC, effective August 31, 2021, previously filed as Exhibit EX-28.d.4.w with the Trust’s registration statement on Form N-1A on September 22, 2021, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, as amended October 1, 2024, previously filed as Exhibit EX-28.d.4.r.1 with the Trust’s registration statement on Form N-1A on October 17, 2024, is hereby incorporated by reference.

(xix)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Goldman Sachs Asset Management, L.P., effective September 23, 2021, previously filed as Exhibit EX-28.d.4.x with the Trust’s registration statement on December 10, 2021, is hereby incorporated by reference.

			(1)	Exhibit A to the Subadvisory Agreement, amended June 30, 2023, previously filed as Exhibit EX-28.d.4.t.1 with the Trust’s registration statement on July 13, 2023, is hereby incorporated by reference.

(xx)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Insight North America LLC, effective February 2, 2022, previously filed as Exhibit EX-28.d.4.x with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(xxi)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Jacobs Levy Equity Management, Inc., effective July 21, 2022, previously filed as Exhibit EX-28.d.4.y with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(xxii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Neuberger Berman Investment Advisers LLC, effective June 21, 2023, previously filed as Exhibit EX-28.d.4.w with the Trust’s registration statement on July 13, 2023, is hereby incorporated by reference.

(xxiii)
Subadvisory Agreement among the Trust, Nationwide Fund Advisors and Los Angeles Capital Management LLC, effective September 11, 2024, previously filed as Exhibit EX-28.d.4.w with the Trust’s registration statement on October 17, 2024, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement, dated May 1, 2007, between the Trust and Nationwide Fund Distributors, LLC, previously filed as Exhibit EX-23.e.1 with the Trust’s registration statement on June 14, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement, amended January 16, 2025, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on January 16, 2025, is hereby incorporated by reference.

	(b)	Form of Dealer Agreement, dated 2008, previously filed as Exhibit EX-23.e.2 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement, Investment Company Rider, Global Proxy Service Rider and Special Terms and Conditions Rider, dated April 4, 2003, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-23.g.1 with the Trust’s registration statement on February 28, 2005, is hereby incorporated by reference.

(i)
Amendment to Global Custody Agreement, dated December 2, 2009, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(ii)
Amendment to Global Custody Agreement, dated December 9, 2015, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

		(iii)	Amendment to Global Custody Agreement, dated February 1, 2022, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(iv)
Amendment to Global Custody Agreement, effective August 31, 2022, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on September 15, 2022, is hereby incorporated by reference.

(v)
Amendment to Global Custody Agreement, dated September 18, 2024, previously filed as Exhibit EX-28.g.1.d with the Trust’s registration statement on October 17, 2024, is hereby incorporated by reference.

(vi)
Amendment to Global Custody Agreement, dated January 16, 2025, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on February 27, 2025, is hereby incorporated by reference.

(b)
Waiver to Global Custody Agreement, dated February 28, 2005, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-23.g.1.a with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(c)
Cash Trade Execution Rider to Global Custody Agreement, dated April 4, 2003, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(d)
Concentration Accounts Agreement, dated December 2, 2009, between the Trust and JPMorgan Chase Bank, previously filed as Exhibit EX-28.g.4 with the Trust’s registration statement on February 26, 2010, is hereby incorporated by reference.

(e)
Securities Lending Rider to Global Custody Agreement, dated March 28, 2014, previously filed as Exhibit EX-28.g.5 with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

(f)
Addendum to Fee Schedule to Securities Lending Rider to Global Custody Agreement, dated March 31, 2014, previously filed as Exhibit EX-28.g.6 with the Trust’s registration statement on September 30, 2016, is hereby incorporated by reference.

(g)
Joinder and Sixth Amendment to Securities Lending Agreement, dated February 4, 2022, previously filed as Exhibit EX-28.g.7 with the Trust’s registration statement on February 18, 2022, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

	(a)	Distribution Plan under Rule 12b-1, amended January 16, 2025, previously filed as Exhibit EX-28.m with the Trust’s registration statement on January 16, 2025, is hereby incorporated by reference.

(b)
Rule 18f-3 Plan, effective March 2, 2009, amended January 16, 2025, previously filed as Exhibit EX-28.n with the Trust’s registration statement on January 16, 2025, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)
Legal Opinion and Consent of Counsel relating to the legality of the shares being offered, previously filed as Exhibit EX-16.11.a with the Trust’s registration statement on November 1, 2024, is hereby incorporated by reference.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization is filed herewith as Exhibit EX-16.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement, dated May 1, 2010, between the Trust, Nationwide Variable Insurance Trust and Nationwide Fund Management LLC, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(i)
Schedule C to the Joint Fund Administration and Transfer Agency Agreement, amended September 1, 2012, previously filed as Exhibit EX-28.h.1.a with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(b)
Administrative Services Plan, effective March 10, 2015, amended January 16, 2025, previously filed as Exhibit EX-28.h.2 with the Trust’s registration statement on January 16, 2025, is hereby incorporated by reference.

(i)
Form of Servicing Agreement to Administrative Services Plan, dated January 2007, previously filed as Exhibit EX-23.h.2.b with the Trust’s registration statement on February 28, 2007, is hereby incorporated by reference.

	(c)	Form of Operational Service Agreement, dated 2007, previously filed as Exhibit EX-23.h.3 with the Trust’s registration statement on August 27, 2007, is hereby incorporated by reference.

(d)
Expense Limitation Agreement between the Trust and Nationwide Fund Advisors, amended January 9, 2008, previously filed as Exhibit EX-23.h.4 with the Trust’s registration statement on February 27, 2008, is hereby incorporated by reference.

(i) Amendment to Expense Limitation Agreement, dated March 1, 2017, previously filed as Exhibit EX-28.h.4.a with the Trust’s registration statement on May 5, 2017, is hereby incorporated by reference.

(ii)
Amendment No. 2 to Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.4.b with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(iii)
Amendment No. 3 to Expense Limitation Agreement, dated September 13, 2023, previously filed as Exhibit EX-28.h.4.c with the Trust’s registration statement on February 20, 2024, is hereby incorporated by reference.

(iv)
Exhibit A to the Expense Limitation Agreement, amended November 1, 2024, previously filed as Exhibit EX-28.h.4.d with the Trust’s registration statement on November 26, 2024, is hereby incorporated by reference.

(e)
Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio Business Trust  (“OBT”), and the Trust, dated February 28, 2005, assigning to the Trust OBT’s title, rights, interests, benefits and privileges in and to certain contracts listed in the Agreement, previously filed as Exhibit EX-23.h.11 with the Trust’s registration statement on February 28, 2006, is hereby incorporated by reference.

(f)
Administrative Services Fee Waiver Agreement between the Trust and Nationwide Financial Services, Inc., on behalf of the Nationwide Government Money Market Fund, dated March 1, 2025, previously filed as Exhibit EX-28.h.6 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(g)
Rule 12b-1 Fee Waiver Agreement between the Trust and Nationwide Fund Advisors, on behalf of the Nationwide Government Money Market Fund, dated March 1, 2025, previously filed as Exhibit EX-28.h.7 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(h)
Amended and Restated Fee Waiver Agreement between the Trust and Nationwide Fund Advisers, on behalf of the Nationwide Fund, Nationwide Government Money Market Fund, Nationwide Loomis Short Term Bond Fund, Nationwide Mid Cap Market Index Fund and Nationwide Small Cap Index Fund, effective as of March 1, 2025, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(i)
Investment Advisory Fee Waiver Agreement between the Trust and Nationwide Fund Advisers, dated March 1, 2025, on behalf of the Nationwide Government Money Market Fund, previously filed as Exhibit EX-28.h.9 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(j)
Administrative Services Fee Waiver Agreement between the Trust and Nationwide Financial Services, Inc., on behalf of the Nationwide GQG US Quality Equity Fund, dated January 23, 2023, previously filed as Exhibit EX-28.h.11 with the Trust’s registration statement on February 27, 2023, is hereby incorporated by reference.

(k)
Administrative Services Fee Waiver Agreement between the Trust and Nationwide Financial Services, Inc., on behalf of the Nationwide Loomis Core Bond Fund, dated February 17, 2025, previously filed as Exhibit EX-28.h.11 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm, previously filed as Exhibit EX-16.14.a with the Trust’s registration statement on November 1, 2024, is hereby incorporated by reference.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney, dated September 10, 2024, previously filed as Exhibit EX-16.16.a. with the Trust’s registration statement on September 25, 2024, is hereby incorporated by reference.

(b) Certificate of Assistant Secretary, dated September 11, 2024, previously filed as Exhibit EX-16.16.b. with the Trust’s registration statement on September 25, 2024, is hereby incorporated by reference.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics for Nationwide Fund Advisors, the Trust and Nationwide Variable Insurance Trust, dated November 2023, previously filed as Exhibit EX-28.p.1 with the Trust’s registration statement on February 20, 2024, is hereby incorporated by reference.

(b)
Code of Ethics for Fund Access Persons for BlackRock Investment Management, LLC, effective April 1, 2021, reviewed March 6, 2024, previously filed as Exhibit EX-28.p.2 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(c)
Code of Ethics for Nationwide Fund Distributors, LLC, dated January 1, 2024, previously filed as Exhibit EX-28.p.3 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(d)
Code of Ethics for Brown Capital Management, LLC, dated September 30, 2018, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on February 19, 2020, is hereby incorporated by reference.

(e)
Code of Ethics for UBS Asset Management (Americas) LLC, dated August 2024, previously filed as Exhibit EX-28.p.5 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(f)
Code of Ethics and Business Conduct for Bailard, Inc., dated August 16, 2024, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(g)
Code of Ethics for Geneva Capital Management LLC, dated August 25, 2021, previously filed as Exhibit EX-28.p.7 with the Trust’s registration statement on February 20, 2024, is hereby incorporated by reference.

(h)
Code of Ethics for Amundi Asset Management US, Inc., effective March 2024, previously filed as Exhibit EX-28.p.8 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(i)
Code of Ethics for Wellington Management Company LLP, dated December 1, 2023, previously filed as Exhibit EX-28.p.9 with the Trust’s registration statement on February 20, 2024, is hereby incorporated by reference.

(j)
Code of Ethics for Loomis, Sayles & Company, L.P., effective January 14, 2000, amended October 18, 2024, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(k)
Code of Ethics for WCM Investment Management, LLC, dated June 30, 2024, previously filed as Exhibit EX-28.p.11 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(l)
Code of Ethics for Nationwide Asset Management, LLC, dated June 2024, previously filed as Exhibit EX-28.p.12 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(m)
Personal Trading Policy and Code of Conduct for Mellon Investments Corporation, dated January 29, 2024, previously filed as Exhibit EX-28.p.13 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(n)	Code of Ethics for GQG Partners LLC, dated March 2024, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(o)
Personal Code of Ethics for Janus Henderson Investors, effective January 1, 2023, previously filed as Exhibit EX-28.p.16 with the Trust’s registration statement on February 20, 2024, is hereby incorporated by reference.

(p)
Code of Conduct for Newton Investment Management North America, LLC, dated December 2024, previously filed as Exhibit EX-28.p.16 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(q)
Personal Trading Policy and Code of Conduct for Dreyfus, a division of Mellon Investments Corporation, dated January 29, 2024, previously filed as Exhibit EX-28.p.17 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(r)
Code of Conduct for Insight North America LLC, dated December 2024, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(s)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated September 17, 2024, previously filed as Exhibit EX-28.p.19 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(t)
Code of Ethics for Jacobs Levy Equity Management, Inc., revised January 2016, previously filed as Exhibit EX-28.p.24 with the Trust’s registration statement on August 8, 2022, is hereby incorporated by reference.

(u)
Code of Ethics for Neuberger Berman Investment Advisers LLC, dated January 16, 2024, previously filed as Exhibit EX-28.p.21 with the Trust’s registration statement on February 20, 2025, is hereby incorporated by reference.

(v)
Code of Ethics for Los Angeles Capital Management LLC, dated July 16, 2024, previously filed as Exhibit EX-28.p.22 with the Trust’s registration statement on September 18, 2024, is hereby incorporated by reference.

Item 17.	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the city of Columbus, and State of Ohio, on this 17th day of March, 2025. The Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-14 under Rule 485(b) under the 1933 Act.
NATIONWIDE MUTUAL FUNDS

BY:	/s/ Stephen R. Rimes
Stephen R. Rimes, Attorney-In-Fact for Registrant

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the date written above.

Signature & Title

/s/ Kevin T. Jestice*
Kevin T. Jestice, President, Chief Executive Officer and Principal Executive Officer

/s/ David Majewski*
David Majewski, Treasurer and Principal Financial Officer

/s/ Lorn C. Davis*
Lorn C. Davis, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee and Chairman

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ M. Diane Koken*
M. Diane Koken, Trustee

/s/ David E. Wezdenko*
David E. Wezdenko, Trustee

/s/ Charlotte Petersen*
Charlotte Petersen, Trustee

/s/ Kristina Bradshaw*
Kristina Bradshaw, Trustee

*BY:	/s/ Stephen R. Rimes
Stephen R. Rimes, Attorney-In-Fact

EXHIBIT INDEX
Exhibit No.	Exhibit
EX-16.4.a	Plan of Reorganization of the Registrant, on behalf of Nationwide Destination 2025 Fund and Nationwide Destination Retirement Fund
EX-16.12.a.	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization